DWS Emerging Markets Equity Fund
DWS Emerging Markets Equity Fund
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 57) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Emerging Markets Equity Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Emerging Markets Equity Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution/service (12b-1) fees	0.23%	0.98%	0.99%	none	none
Other expenses	0.71%	0.87%	0.76%	0.50%	0.71%
Total annual fund operating expenses	1.96%	2.87%	2.77%	1.52%	1.73%
Less fee waiver/expense reimbursement	0.14%	0.30%	0.20%	none	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.82%	2.57%	2.57%	1.52%	1.57%

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.65%, 2.40%, 2.40% and 1.40%; and for the period October 1, 2014 through January 31, 2015 at ratios no higher than 1.82%, 2.57%, 2.57% and 1.57% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C, and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Emerging Markets Equity Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	749	660	360	155	160
3 Years	1,142	1,161	840	480	529
5 Years	1,559	1,687	1,447	829	924
10 Years	2,718	2,758	3,085	1,813	2,028

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Emerging Markets Equity Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	749	260	260	155	160
3 Years	1,142	861	840	480	529
5 Years	1,559	1,487	1,447	829	924
10 Years	2,718	2,758	3,085	1,813	2,028

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 49%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers "emerging markets" to include any country defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities.

The fund considers an issuer to have more than half of its business in emerging markets if at least (i) 50% of the issuer's assets are in an emerging market country, or (ii) 50% of an issuer's revenues or profits are from goods produced or sold, investments made, or services performed in emerging markets.

The fund may invest up to 20% of net assets in equities from the US or other developed markets. The fund may also invest up to 20% of net assets in US or emerging market debt securities when portfolio management believes these securities may perform at least as well as equities.

The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.

Management process. Portfolio management aims to add value through stock selection. Portfolio management utilizes a proprietary investment process designed to identify attractive investment candidates generated by more than 5,000 equity analysts around the globe, who collectively cover over 10,000 securities. Based on these analysts' fundamental research, this process seeks to identify investments that may offer the potential for price appreciation.

The investment process also takes into consideration various factors — both risk and return factors relative to the benchmark — and assists portfolio management in devising allocations among investable securities. Portfolio management may buy a security when its research resources indicate the potential for future upside price appreciation relative to the benchmark or its investment process identifies an attractive investment opportunity. Conversely, portfolio management may sell a security when its research resources indicate the potential for future downside or its investment process identifies more attractive investment opportunities elsewhere.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 32.27%, Q2 2009 Worst Quarter: -32.73%, Q4 2008
Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 2/29/2008.
Average Annual Total Returns DWS Emerging Markets Equity Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	May 29, 2001	(7.74%)	8.91%	6.71%
Class A After tax on distributions		(7.65%)	8.96%	5.58%
Class A After tax on distributions and sale of fund shares		(4.77%)	7.90%	5.90%
Class B before tax	May 29, 2001	(5.82%)	9.10%	6.42%
Class C before tax	May 29, 2001	(2.82%)	9.31%	6.46%
Class S before tax	May 08, 1996	(1.84%)	10.49%	7.59%
Class S MSCI Emerging Market Index (reflects no deduction for fees or expenses)		(2.60%)	14.79%	11.17%

Average Annual Total Returns DWS Emerging Markets Equity Fund	Class Inception	1 Year	5 Years	Since Inception
INST Class	Mar. 03, 2008	(1.91%)	10.61%	(4.49%)
MSCI Emerging Market Index (reflects no deduction for fees or expenses) INST Class		(2.60%)	14.79%	(0.18%)